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                      NEW ENGLAND LIFE INSURANCE COMPANY
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

                            AMERICAN GATEWAY SERIES
        Supplement dated March 5, 1997 to Prospectus dated July 1, 1996 as supplemented August 30, 1996

  For Policies with initial premiums of $1,000,000 or more, the applicable Administrative Charge has changed. In the text marked with an * on page A-9 and with a ** on page A-21, the final phrase is revised as follows: the 0.35% Administrative Charge currently will be waived after the tenth Policy Year.



SUPP-97-AL